RECEIVABLES AND OTHER CURRENT ASSETS	3 Months Ended
Mar. 31, 2022
RECEIVABLES AND OTHER CURRENT ASSETS

4. RECEIVABLES AND OTHER CURRENT ASSETS

A summary of the receivables and other current assets as of March 31, 2022 is detailed in the table below:

(All amounts in table are expressed in thousands of Canadian dollars)

	March 31, 2022	December 31, 2021
Sales taxes receivable	46	22
Prepaid expenses	62	53
Deferred RTO expenses	174	-
	282	75